(Loss) Earnings Per Share - Schedule of (Loss) Earnings Per Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of (Loss) Earnings Per Share [Abstract]
Net (loss) income		$ (7,419,412)	$ 9,750,046	$ 7,903,611
Accretion of convertible redeemable preferred shares			(160,000)	(135,781)
Net income attributable to Able View Global Inc’s preferred shareholders			(148,701)	(120,446)
Net (loss) income attributable to Able View Global Inc’s ordinary shareholders		$ (7,419,412)	$ 9,441,345	$ 7,647,384
(Loss) earnings per share – basic (in Dollars per share)	[1]	$ (0.17)	$ 0.24	$ 0.2
(Loss) earnings per share – diluted (in Dollars per share)	[1]	$ (0.17)	$ 0.24	$ 0.2
Weighted average shares – basic (in Shares)	[1]	42,564,831	39,454,997	37,732,310
Weighted average shares – diluted (in Shares)	[1]	42,564,831	39,454,997	37,732,310

[1]	Shares and per share data are presented on a retroactive basis to reflect the reverse recapitalization. (Note 1)